UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

Dreyfus Strategic Beta Global Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2017 (Unaudited)

Common Stocks - 94.0%	Shares		Value ($)
Brazil - 3.0%
Banco Bradesco	3,792		38,677
Banco Santander Brasil	200		1,987
BB Seguridade Participacoes	2,600		23,029
BM&FBovespa	3,100		18,190
CCR	3,600		17,720
Centrais Eletricas Brasileiras	1,100	[a]	7,271
CETIP	800		11,945
Cia de Saneamento Basico do Estado de Sao Paulo	1,900		18,903
Cia Siderurgica Nacional	5,000	[a]	18,327
Cielo	2,580		21,689
Cosan Industria e Comercio	1,300		16,614
CPFL Energia	943		7,580
EDP - Energias do Brasil	2,400		10,701
Engie Brasil Energia	900		10,225
Equatorial Energia	600		11,063
Hypermarcas	400		3,548
JBS	3,400		12,840
Klabin	300		1,546
Kroton Educacional	2,200		9,432
Localiza Rent a Car	500		5,847
Lojas Renner	1,400		10,610
M Dias Branco	100		3,933
Multiplan Empreendimentos Imobiliarios	100		1,982
OdontoPrev	1,000		3,557
Porto Seguro	800		6,672
Qualicorp	1,100		7,195
Raia Drogasil	400		8,315
Sul America	2,600		15,339
Tim Participacoes	2,400		6,817
Ultrapar Participacoes	1,700		35,693
WEG	1,100		5,554
			372,801
Chile - 1.1%
AES Gener	12,585		4,385
Aguas Andinas, Cl. A	12,449		6,759

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares		Value ($)
Chile - 1.1% (continued)
Banco de Chile	68,851		8,207
Banco de Credito e Inversiones	47		2,416
Cencosud	5,595		16,304
Empresas Copec	1,758		17,985
Enel Americas	305,374		54,617
Enel Generacion Chile	29,981		19,289
LATAM Airlines Group	1,317	[a]	12,171
			142,133
China - 18.8%
3SBio	500	[a,b]	489
58.com, ADR	50	[a]	1,459
AAC Technologies Holdings	800		8,249
Agricultural Bank of China, Cl. H	86,700		36,428
Air China, Cl. H	10,000		7,218
Alibaba Group Holding, ADR	500	[a]	50,655
Aluminum Corp. of China, Cl. H	36,300	[a]	18,808
Anhui Conch Cement, Cl. H	6,500		21,069
ANTA Sports Products	3,200		10,228
AviChina Industry & Technology, Cl. H	5,600		4,128
Baidu, ADR	220	[a]	38,515
Bank of China, Cl. H	418,400		190,895
Bank of Communications, Cl. H	21,200		15,711
Beijing Capital International Airport, Cl. H	3,600		3,498
BYD, Cl. H	2,200		12,249
CGN Power, Cl. H	14,800	[b]	4,196
China Cinda Asset Management, Cl. H	22,800		7,934
China Coal Energy, Cl. H	22,000	[a]	11,540
China Communications Construction, Cl. H	28,000		33,958
China Communications Services, Cl. H	20,500		13,977
China Construction Bank, Cl. H	376,200		281,220
China Everbright Bank, Cl. H	10,000		4,833
China Evergrande Group	40,500		28,344
China Huarong Asset Management, Cl. H	17,200	[a,b]	6,562
China Huishan Dairy Holdings	1,900		710
China Longyuan Power Group, Cl. H	9,500		7,824
China Medical System Holdings	1,200		1,967
China Mengniu Dairy	3,800		7,141
China Merchants Bank, Cl. H	7,900		19,956
China Minsheng Banking, Cl. H	29,200		32,290
China National Building Material, Cl. H	18,600		10,931

Common Stocks - 94.0% (continued)	Shares		Value ($)
China - 18.8% (continued)
China Pacific Insurance Group, Cl. H	6,800		24,364
China Petroleum & Chemical, Cl. H	275,600		220,582
China Railway Construction, Cl. H	17,400		24,265
China Railway Group, Cl. H	38,100		33,637
China Shenhua Energy, Cl. H	27,800		59,263
China Southern Airlines, Cl. H	19,300		11,144
China Telecom, Cl. H	74,100		35,241
China Vanke, Cl. H	8,000		20,415
Chongqing Changan Automobile, Cl. B	2,400		3,403
Chongqing Rural Commercial Bank, Cl. H	9,200		5,632
CRRC, Cl. H	9,600		9,391
Dongfeng Motor Group, Cl. H	11,500		12,258
Fosun International	3,400		5,188
Fuyao Glass Industry Group, Cl. H	400	[b]	1,188
GF Securities, Cl. H	1,100		2,365
GOME Electrical Appliances Holding	67,200		8,401
Great Wall Motor, Cl. H	25,900		26,171
Guangzhou Automobile Group, Cl. H	9,200		12,592
Guangzhou R&F Properties, Cl. H	9,300		11,962
Haitian International Holdings	1,800		3,670
Hengan International Group	2,000		16,433
Huaneng Power International, Cl. H	39,400		25,695
Huaneng Renewables, Cl. H	20,100		6,295
Industrial & Commercial Bank of China, Cl. H	346,000		213,159
JD.com, ADR	700	[a]	19,880
Jiangsu Expressway, Cl. H	6,700		8,402
Jiangxi Copper, Cl. H	12,400		21,511
Kingsoft	600		1,262
Lenovo Group	78,200		51,502
NetEase, ADR	110		27,929
New Oriental Education & Technology Group, ADR	100	[a]	4,755
People's Insurance Company Group of China, Cl. H	53,900		21,118
PetroChina, Cl. H	109,000		87,381
PICC Property & Casualty, Cl. H	18,700		28,488
Ping An Insurance Group Company of China, Cl. H	14,300		73,906
Semiconductor Manufacturing International	4,510	[a]	6,220
Shanghai Electric Group, Cl. H	12,200	[a]	5,582
Shanghai Fosun Pharmaceutical Group, Cl. H	500		1,669
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,880		2,726
Shanghai Pharmaceuticals Holding, Cl. H	5,200		13,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares		Value ($)
China - 18.8% (continued)
Shenzhou International Group Holdings	600		3,716
SINA	50	[a]	3,486
Sino-Ocean Group Holding	12,500		5,413
Sinopec Engineering Group, Cl. H	3,400		2,761
Sinopec Shanghai Petrochemical, Cl. H	28,900		17,953
Sinopharm Group, Cl. H	7,700		35,330
Sinotrans, Cl. H	14,900		6,222
Sunac China Holdings	4,600		4,103
Sunny Optical Technology Group	1,000		5,896
Tencent Holdings	3,300		86,935
TravelSky Technology, Cl. H	1,800		4,060
Vipshop Holdings, ADR	1,000	[a]	11,320
Want Want China Holdings	23,200		16,625
Weichai Power, Cl. H	5,200		9,249
Yanzhou Coal Mining, Cl. H	27,400		21,577
Yum China Holdings	800	[a]	21,984
YY, ADR	50	[a]	2,054
Zhejiang Expressway, Cl. H	7,700		7,771
Zhuzhou CRRC Times Electric, Cl. H	600		3,441
Zijin Mining Group, Cl. H	38,200		12,899
ZTE, Cl. H	3,200		4,999
			2,349,131
Colombia - .2%
Cementos Argos	669		2,667
Corporacion Financiera Colombiana	174		2,050
Grupo Argos	1,015		6,719
Grupo de Inversiones Suramericana	575		7,667
Interconexion Electrica	2,689		9,709
			28,812
Czech Republic - .3%
CEZ	895		15,336
Moneta Money Bank	3,293	[b]	10,867
O2 Czech Republic	1,111		11,496
			37,699
Egypt - .1%
Commercial International Bank Egypt	1,834		7,412
Global Telecom Holding	29,733	[a]	11,077
Talaat Moustafa Group	1,540		689
			19,178

Common Stocks - 94.0% (continued)	Shares		Value ($)
Greece - .2%
Eurobank Ergasias	2,148	[a]	1,303
FF Group	119	[a]	2,276
Hellenic Telecommunications Organization	883		8,035
JUMBO	387		5,431
OPAP	996		8,817
Titan Cement	92		2,067
			27,929
Hong Kong - 3.7%
Beijing Enterprises Holdings	1,800		9,001
Beijing Enterprises Water Group	8,600	[a]	5,996
Belle International Holdings	42,400		26,012
Brilliance China Automotive Holdings	1,200		1,698
China Conch Venture Holdings	500		963
China Everbright	2,400		4,609
China Everbright International	2,400		2,926
China Gas Holdings	4,300		6,240
China Mobile	13,800		156,250
China Overseas Land & Investment	9,900		29,283
China Power International Development	18,700		6,772
China Resources Gas Group	2,400		7,609
China Resources Land	12,900		32,155
China Resources Power Holdings	10,500		18,161
China State Construction International Holdings	1,900		3,105
China Taiping Insurance Holdings	6,100	[a]	13,460
COSCO SHIPPING Ports	3,800		3,791
Country Garden Holdings	23,100		13,278
CSPC Pharmaceutical Group	5,500		6,210
ENN Energy Holdings	3,900		19,302
Far East Horizon	2,900		2,654
Geely Automobile Holdings	15,900		18,915
Guangdong Investment	7,300		9,079
Haier Electronics Group	4,900		8,652
Longfor Properties	8,200		11,858
Nine Dragons Paper Holdings	8,700		10,069
Shanghai Industrial Holdings	3,800		10,260
Shimao Property Holdings	7,900		10,630
Sino Biopharmaceutical	7,500		5,945
Sun Art Retail Group	10,400		10,482
			465,365

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares	Value ($)
Hungary - .3%
MOL Hungarian Oil & Gas	279	19,675
OTP Bank	506	15,551
Richter Gedeon	369	7,945
		43,171
Indonesia - 1.7%
Adaro Energy	94,800	12,034
Astra International	53,800	32,032
Bank Central Asia	14,400	16,500
Bank Danamon Indonesia	9,800	3,053
Bank Negara Indonesia	19,400	8,282
Bank Rakyat Indonesia	21,100	18,528
Charoen Pokphand Indonesia	16,300	3,784
Gudang Garam	1,200	5,550
Hanjaya Mandala Sampoerna	16,200	4,671
Indocement Tunggal Prakarsa	4,100	4,614
Indofood CBP Sukses Makmur	5,400	3,397
Indofood Sukses	11,400	6,766
Jasa Marga	7,700	2,434
Kalbe Farma	40,500	4,398
Matahari Department Store	3,300	3,652
Media Nusantara Citra	10,600	1,346
Pakuwon Jati	14,100	591
Surya Citra Media	8,600	1,816
Telekomunikasi Indonesia	196,800	57,039
Tower Bersama Infrastructure	8,100	3,003
Unilever Indonesia	2,900	8,948
United Tractors	6,600	10,800
Waskita Karya	6,900	1,323
		214,561
Malaysia - 1.4%
AirAsia	11,000	6,333
Astro Malaysia Holdings	6,300	3,869
Berjaya Sports Toto	7,497	4,959
British American Tobacco Malaysia	600	6,277
Dialog Group	2,300	794
DiGi.Com	13,300	14,893
Felda Global Ventures Holdings	4,400	1,838
Genting Malaysia	4,800	5,462
HAP Seng Consolidated	600	1,178
IOI	11,200	11,151

Common Stocks - 94.0% (continued)	Shares		Value ($)
Malaysia - 1.4% (continued)
IOI Properties Group	1,500		725
Kuala Lumpur Kepong	1,300		7,073
Malaysia Airports Holdings	900		1,256
Maxis	10,800		14,995
Petronas Chemicals Group	5,800		9,336
Petronas Dagangan	800		4,251
Petronas Gas	1,400		6,599
Public Bank	2,900		13,159
Sime Darby Bhd	4,900		9,856
Tenaga Nasional	12,700		38,420
Westports Holdings	2,000		1,883
YTL	17,100		5,868
			170,175
Mexico - 3.4%
Alfa, Cl. A	15,600		20,243
America Movil, Ser. L	161,500		101,608
Arca Continental	800		4,302
Cemex	60,900	[a]	56,276
Coca-Cola Femsa, Ser. L	1,400		8,674
El Puerto de Liverpool, Ser. C1	240		1,513
Fibra Uno Administracion	1,900		2,722
Fomento Economico Mexicano	4,800		36,154
Gentera	3,800		5,549
Gruma, Cl. B	855		11,482
Grupo Aeroportuario del Pacifico, Cl. B	1,300		10,077
Grupo Aeroportuario del Sureste, Cl. B	430		6,244
Grupo Bimbo, Ser. A	4,500		9,924
Grupo Carso, Ser. A1	900		3,605
Grupo Financiero Banorte, Cl. O	3,300		15,817
Grupo Lala	1,100		1,651
Grupo Mexico, Ser. B	19,100		57,464
Industrias Penoles	600		14,186
Infraestructura Energetica Nova	500		2,206
Kimberly-Clark de Mexico, Cl. A	6,000		10,798
Mexichem	1,847		4,380
OHL Mexico	4,000		3,777
Promotora y Operadora de Infraestructura	345	[a]	3,016
Wal-Mart de Mexico	17,000		30,081
			421,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares		Value ($)
Peru - .2%
Credicorp	150		24,552
Philippines - .6%
Aboitiz Power	3,200		2,714
Ayala	570		9,163
Ayala Land	6,500		4,643
Bank of the Philippine Islands	510		918
BDO Unibank	1,100		2,489
DMCI Holdings	16,450		4,271
Energy Development	32,900		3,610
Globe Telecom	295		10,196
GT Capital Holdings	170		4,455
International Container Terminal Services	960		1,494
JG Summit Holdings	5,070		7,570
Jollibee Foods	540		2,231
Megaworld	13,400		988
Metro Pacific Investments	21,100		2,892
Robinsons Land	1,400		706
SM Investments	655		9,082
SM Prime Holdings	5,500		3,282
Universal Robina	950		3,112
			73,816
Poland - 1.3%
Bank Millennium	1,480	[a]	2,173
Bank Zachodni	71		6,108
CCC	22		1,135
Eurocash	444		4,424
Grupa Lotos	581	[a]	5,462
Jastrzebska Spolka Weglowa	257	[a]	4,298
KGHM Polska Miedz	874		27,040
mBank	24	[a]	2,265
Orange Polska	2,162		2,915
Polski Koncern Naftowy ORLEN	2,702		54,773
Polskie Gornictwo Naftowe i Gazownictwo	10,035		13,757
Powszechny Zaklad Ubezpieczen	2,394		21,042
Synthos	1,973		2,956
Tauron Polska Energia	12,720	[a]	9,370
			157,718
Qatar - .6%
Barwa Real Estate	230		2,201
Ezdan Holding Group	1,010		4,169

Common Stocks - 94.0% (continued)	Shares		Value ($)
Qatar - .6% (continued)
Industries Qatar	438		13,773
Masraf Al Rayan	788		8,667
Ooredoo	497		14,332
Qatar Electricity & Water	93		5,903
Qatar Gas Transport	1,261		8,315
Qatar Insurance	81		1,904
Qatar National Bank	334		14,924
			74,188
Romania - .0%
New Europe Property Investments	55		641
Russia - 6.6%
Alrosa	13,100		23,018
Gazprom	66,130		164,679
Inter RAO UES	127,200		8,614
LUKOIL	2,625		147,058
Magnit, GDR	809		29,609
MMC Norilsk Nickel	800		128,056
Mobile TeleSystems, ADR	4,900		51,303
Moscow Exchange MICEX-RTS	3,260		7,273
Novatek, GDR	171		21,649
PhosAgro, GDR	435		6,677
Rosneft	6,050		40,290
Rostelecom	3,380		4,691
RusHydro	538,400		9,252
Sberbank of Russia	26,800		76,718
Severstal	1,670		26,374
Sistema, GDR	2,772		26,528
Tatneft	7,860		53,140
			824,929
South Africa - 4.3%
Anglo American Platinum	97	[a]	2,529
AngloGold Ashanti	2,083	[a]	26,262
Barclays Africa Group	2,683		31,621
Bid Corp	796		13,720
Bidvest Group	1,188		13,979
Capitec Bank Holdings	40		2,084
Coronation Fund Managers	1,076		5,327
Exxaro Resources	1,018		8,032
FirstRand	8,425		31,387
Gold Fields	6,718		23,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares		Value ($)
South Africa - 4.3% (continued)
Growthpoint Properties	2,134		4,165
Hyprop Investments	633		5,638
Impala Platinum Holdings	1,295	[a]	5,136
Imperial Holdings	1,211		14,991
Investec	1,094		7,693
Liberty Holdings	442		3,608
Life Healthcare Group Holdings	3,147		7,847
Massmart Holdings	900		8,971
Mondi	614		13,491
Mr Price Group	639		7,714
Nedbank Group	850		14,648
Pick n Pay Stores	2,590		13,139
Pioneer Foods Group	322		3,964
PSG Group	50		842
Rand Merchant Investment Holdings	1,549		4,474
Redefine Properties	5,501		4,548
Remgro	628		10,505
Resilient REIT	82		714
RMB Holdings	995		4,797
Sanlam	3,496		16,861
Sappi	3,322		21,342
Shoprite Holdings	1,555		20,656
SPAR Group	1,127		15,933
Standard Bank Group	7,419		79,239
Steinhoff International Holdings	6,184		29,738
Telkom	1,626		8,885
The Foschini Group	968		11,550
Tiger Brands	426		12,823
Truworths International	1,558		9,365
Tsogo Sun Holdings	2,137		4,203
Vodacom Group	1,510		16,921
			542,360
South Korea - 18.4%
Amorepacific	29	[a]	7,911
Amorepacific Group	82	[a]	9,561
BGF Retail	59		4,656
CJ	299		46,956
CJ CheilJedang	56		17,083
CJ E&M	37		2,786
CJ Korea Express	12	[a]	1,683

Common Stocks - 94.0% (continued)	Shares		Value ($)
South Korea - 18.4% (continued)
Coway	105		7,906
Daelim Industrial	227	[a]	16,389
Daewoo Engineering & Construction	529	[a]	2,358
DGB Financial Group	436		3,703
Dongbu Insurance	337		17,139
Dongsuh	40		881
Doosan Heavy Industries & Construction	679	[a]	16,039
E-MART	98		17,119
GS Holdings	526		23,084
GS Retail	112		5,012
Hana Financial Group	807		23,923
Hankook Tire	424	[a]	20,651
Hanmi Pharm	2	[a]	496
Hanmi Science	1	[a]	50
Hanon Systems	469		3,669
Hanssem	10	[a]	1,794
Hanwha	3,196	[a]	96,807
Hanwha Chemical	707	[a]	15,879
Hanwha Life Insurance	1,531	[a]	8,484
Hanwha Techwin	153	[a]	5,490
Hotel Shilla	96		3,581
Hyosung	195	[a]	22,737
Hyundai Department Store	36		2,980
Hyundai Development Co-Engineering & Construction	385	[a]	14,478
Hyundai Engineering & Construction	775	[a]	27,710
Hyundai Glovis	114		15,254
Hyundai Heavy Industries	198	[a]	22,575
Hyundai Marine & Fire Insurance	511		13,236
Hyundai Mobis	248	[a]	51,644
Hyundai Steel	480		24,039
Industrial Bank of Korea	893	[a]	9,759
Kangwon Land	267	[a]	7,513
KB Financial Group	1,475		59,655
Kia Motors	1,400		43,852
Korea Aerospace Industries	95	[a]	5,068
Korea Gas	111	[a]	4,422
Korea Investment Holdings	91	[a]	3,641
Korea Zinc	20	[a]	8,433
Korean Air Lines	968	[a]	21,949
KT	549		13,889

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares		Value ($)
South Korea - 18.4% (continued)
KT&G	318		27,501
LG	400		20,377
LG Chem	174		39,229
LG Display	1,695		44,705
LG Electronics	736		35,087
LG Household & Health Care	17		12,859
LG Uplus	2,153		21,121
Lotte Chemical	81	[a]	26,243
Lotte Confectionery	13	[a]	2,282
Mirae Asset Daewoo	2,101	[a]	15,928
NAVER	38		24,786
NH Investment & Securities	414	[a]	4,079
Ottogi	3	[a]	1,678
POSCO	448		104,473
Posco Daewoo	242		5,300
S-1	48		3,474
Samsung C&T	159		17,239
Samsung Card	66		2,223
Samsung Electronics	422		716,467
Samsung Fire & Marine Insurance	135		31,249
Samsung SDS	85		9,216
Shinhan Financial Group	1,453		57,390
Shinsegae	44		6,664
SK Holdings	570		106,191
SK Hynix	1,370		63,307
SK Innovation	530		71,603
SK Networks	2,293		13,043
SK Telecom	133		25,522
S-Oil	310		21,634
Woori Bank	1,120	[a]	12,625
Yuhan	15	[a]	2,433
			2,299,852
Taiwan - 15.7%
Acer	10,000	[a]	4,594
Advanced Semiconductor Engineering	24,000		26,262
Advantech	1,000		8,454
AU Optronics	69,000		28,396
Catcher Technology	2,000		16,270
Cathay Financial Holding	19,000		28,792
Chailease Holding	2,040		3,644

Common Stocks - 94.0% (continued)	Shares		Value ($)
Taiwan - 15.7% (continued)
Chang Hwa Commercial Bank	7,791		4,312
Cheng Shin Rubber Industry	5,000		9,922
Chicony Electronics	3,025		7,112
China Airlines	15,000		4,498
China Life Insurance	18,472		18,032
China Steel	53,000		42,777
Chunghwa Telecom	11,000		35,794
Compal Electronics	66,000		39,689
CTBC Financial Holding	31,786		18,050
Delta Electronics	4,300		23,869
E.Sun Financial Holding	7,077		4,165
EVA Airways	11,000		5,299
Evergreen Marine	6,000	[a]	2,469
Far Eastern New Century	16,000		13,271
Far EasTone Telecommunications	8,000		18,988
Feng TAY Enterprise	1,120		4,859
First Financial Holding	10,789		6,006
Formosa Chemicals & Fibre	13,000		40,145
Formosa Petrochemical	5,000		16,988
Formosa Plastics	11,000		31,653
Formosa Taffeta	3,000		2,881
Foxconn Technology	3,060		8,581
Fubon Financial Holding	17,000		27,442
Giant Manufacturing	1,000		6,540
Highwealth Construction	6,100		9,078
Hon Hai Precision Industry	111,755		298,408
Hotai Motor	1,000		11,421
HTC	6,000	[a]	15,179
Hua Nan Financial Holdings	8,635		4,532
Innolux	72,000		30,320
Inventec	28,000		20,991
Lite-On Technology	21,119		31,800
MediaTek	8,000		54,489
Micro-Star International	5,000		12,059
Nan Ya Plastics	12,000		28,138
Nanya Technology	1,000		1,531
Novatek Microelectronics	3,000		10,576
Pegatron	30,000		71,875
Pou Chen	11,000		13,879
Powertech Technology	4,000		10,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares	Value ($)
Taiwan - 15.7% (continued)
President Chain Store	3,000	22,347
Quanta Computer	28,000	56,811
Realtek Semiconductor	2,000	6,955
Ruentex Industries	1,000	1,844
Siliconware Precision Industries	9,000	13,696
Standard Foods	1,110	2,720
Synnex Technology International	18,600	19,344
Taishin Financial Holding	17,591	6,622
Taiwan Business Bank	5,403	1,408
Taiwan Cement	16,000	18,069
Taiwan Cooperative Financial Holding	6,280	2,865
Taiwan Mobile	5,000	16,669
Taiwan Semiconductor Manufacturing	88,000	520,768
Teco Electric & Machinery	7,000	6,297
Transcend Information	1,000	2,728
Uni-President Enterprises	15,360	26,216
United Microelectronics	51,000	18,466
Vanguard International Semiconductor	4,000	7,184
Wistron	52,957	45,023
WPG Holdings	25,000	29,828
Yuanta Financial Holding	19,000	7,516
Yulon Motor	5,000	4,394
		1,972,710
Thailand - 2.5%
Advanced Info Service	4,300	19,418
Airports of Thailand	500	5,879
Bangkok Dusit Medical Services, Cl. F	2,700	1,702
Bangkok Expressway & Metro	3,700	741
Banpu	6,500	3,581
BEC World	4,000	2,011
Berli Jucker	1,200	1,704
Bumrungrad Hospital	400	2,034
Central Pattana	1,100	1,765
Charoen Pokphand Foods	17,800	14,408
CP ALL	11,600	19,932
Delta Electronics Thai	1,100	2,679
Electricity Generating	300	1,721
Glow Energy	2,400	5,317
Home Product Center	7,400	2,091
Indorama Ventures	16,500	16,402

Common Stocks - 94.0% (continued)	Shares		Value ($)
Thailand - 2.5% (continued)
IRPC	34,400		5,080
KCE Electronics	400		1,238
Krung Thai Bank	6,900		3,723
Minor International	2,100		2,073
PTT	8,700		99,824
PTT Exploration & Production	4,800		13,360
PTT Global Chemical	8,500		16,355
Robinson Department Store	1,000		1,647
Siam Cement	2,150		30,775
Siam Commercial Bank	3,300		14,152
Thai Oil	8,000		16,302
TMB Bank	23,200		1,542
True	9,900		1,842
			309,298
Turkey - 1.5%
Akbank	5,851		13,026
Arcelik	1,727		10,463
BIM Birlesik Magazalar	647		9,234
Cola-Cola Icecek	276		2,825
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413		2,777
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	5,486		8,447
Ford Otomotiv Sanayi	325		3,008
Haci Omer Sabanci Holding	7,021		18,571
KOC Holding	5,371		21,623
Petkim Petrokimya Holding	2,863		3,194
TAV Havalimananlari Holding	1,077		4,433
Tofas Turk Otomobil Fabrikasi	834		5,756
Tupras Turkiye Petrol Rafinerileri	1,540		33,448
Turk Telekomunikasyon	2,544		3,796
Turkiye Garanti Bankasi	6,542		14,425
Turkiye Halk Bankasi	2,736		8,143
Turkiye Is Bankasi, Cl. C	7,610		12,021
Turkiye Sise ve Cam Fabrikalari	3,358		3,596
Turkiye Vakiflar Bankasi, Cl. D	3,408		4,435
Ulker Biskuvi Sanayi	335		1,616
Yapi ve Kredi Bankasi	3,046	[a]	3,092
			187,930
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank	7,388	[c]	14,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.0% (continued)	Shares		Value ($)
United Arab Emirates - 1.0% (continued)
Aldar Properties	9,256		6,451
DP World	537		10,149
Dubai Islamic Bank	1,543		2,500
Emaar Malls	8,075		5,562
Emaar Properties	22,979		46,485
Emirates Telecommunications Group	4,891		23,836
First Gulf Bank	3,137		11,060
National Bank of Abu Dhabi	988	[c]	2,703
			122,847
United States - 7.1%
iShares MSCI Emerging Markets ETF	9,500		354,730
iShares MSCI India ETF	18,891		535,749
			890,479
Total Common Stocks (cost $10,240,531)			11,774,024
Preferred Stocks - 5.8%
Brazil - 3.8%
Banco Bradesco	12,414		128,824
Braskem, Cl. A	800		8,261
Centrais Eletricas Brasileiras, Cl. B	1,100	[a]	8,626
Cia Energetica de Minas Gerais	10,600		30,746
Cia Paranaense de Energia, Cl. B	1,100		11,223
Gerdau	5,200		20,133
Itau Unibanco Holding	17,137		202,527
Itausa - Investimentos Itau	18,291		53,867
Telefonica Brasil	900		13,330
			477,537
Chile - .1%
Embotelladora Andina, Cl. B	705		2,541
Sociedad Quimica y Minera de Chile, Cl. B	296		9,552
			12,093
Colombia - .1%
Bancolombia	400		3,769
Grupo Aval Acciones y Valores	9,634		3,936
Grupo de Inversiones Suramericana	254		3,302
			11,007
Russia - 1.0%
Surgutneftegas	103,000		58,816
Transneft	19		64,512
			123,328

Preferred Stocks - 5.8% (continued)
South Korea - .8%
Amorepacific	26	[a]	4,016
LG Chem	19		2,796
LG Household & Health Care	9		4,097
Samsung Electronics	68		91,927
			102,836
Total Preferred Stocks (cost $473,161)			726,801
	Number of
Rights - .0%	Rights		Value ($)
Brazil - .0%
Multiplan Empreendimentos Imobiliarios	5	[a]	7
South Korea - .0%
Korean Air Lines	230	[a]	1,101
Taiwan - .0%
Taishin Financial Holding	971	[a]	0
Total Rights (cost $1,461)			1,108
	Number of
Warrants - .0%	Warrants		Value ($)
Thailand - .0%
Minor International (11/3/17)
(cost $0)	45	[a]	5
Other Investment - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $86,892)	86,892	[d]	86,892
Total Investments (cost $10,802,045)	100.5%		12,588,830
Liabilities, Less Cash and Receivables	(.5%)		(63,867)
Net Assets	100.0%		12,524,963

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
MICEX—Moscow Interbank Currency Exchange
REIT—Real Estate Investment Trust
RTS—Russian Trading System

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $23,302 or .19% of net assets.

[c]

The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At January 31, 2017, the value of this security amounted to $16,804 or .13% of net assets.

[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Financials	27.4
Information Technology	21.6
Energy	11.7
Materials	8.9
Industrials	7.3
Telecommunication Services	6.1
Consumer Discretionary	5.2
Consumer Staples	4.9
Utilities	3.6
Real Estate	2.3
Health Care	.8
Money Market Investment	.7
100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	10,866,741	16,804	††	-	10,883,545
Equity Securities – Foreign Preferred
Stocks†	726,801	-		-	726,801
Exchange-Traded Funds	890,479	-		-	890,479
Registered Investment Company	86,892	-		-	86,892
Rights†	1,108	-		-	1,108
Warrants†	5	-		-	5

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized appreciation on investments was $1,786,785 consisting of $1,999,075 gross unrealized appreciation and $212,290 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
January 31, 2017 (Unaudited)

Common Stocks - 98.6%	Shares	Value ($)
Australia - 2.0%
AGL Energy	574	9,838
Alumina	1,991	2,929
Amcor	1,121	12,157
APA Group	429	2,739
Aristocrat Leisure	155	1,796
ASX	78	2,951
Aurizon Holdings	1,893	7,193
Bendigo & Adelaide Bank	124	1,180
BHP Billiton	4,675	94,452
Caltex Australia	530	11,496
Challenger	291	2,432
CIMIC Group	107	2,783
Coca-Cola Amatil	834	6,167
Cochlear	23	2,183
Computershare	240	2,346
Domino's Pizza Enterprises	7	316
DUET Group	958	2,034
Fortescue Metals Group	2,625	13,259
Goodman Group	354	1,858
Harvey Norman Holdings	483	1,832
Insurance Australia Group	1,111	4,862
James Hardie Industries-CDI	148	2,321
LendLease Group	1,131	12,086
Macquarie Group	174	11,164
Medibank Private	1,279	2,619
Mirvac Group	3,044	4,686
Newcrest Mining	338	5,519
Oil Search	514	2,678
Orica	438	6,228
Origin Energy	1,797	9,663
Qantas Airways	914	2,364
Ramsay Health Care	50	2,533
Rio Tinto	886	44,805
Santos	549	1,665
SEEK	89	975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Australia - 2.0% (continued)
Sonic Healthcare	297		4,690
South32	6,061		12,641
Stockland	940		3,101
Suncorp Group	1,031		10,188
Sydney Airport	445		1,974
Tabcorp Holdings	708		2,545
Telstra	3,512		13,317
Transurban Group	348		2,692
Treasury Wine Estates	248		2,187
Vicinity Centres	1,064		2,308
Wesfarmers	1,346		41,098
Woodside Petroleum	456		10,914
Woolworths	1,083		20,205
			423,969
Austria - .1%
OMV	385		13,451
Voestalpine	132		5,586
			19,037
Belgium - .3%
Ageas	315		13,459
Colruyt	65		3,177
Groupe Bruxelles Lambert	43		3,657
KBC Group	239		15,485
Proximus	244		6,997
Solvay	39		4,562
Telenet Group Holding	26	[a]	1,393
UCB	53		3,646
Umicore	107		5,983
			58,359
Canada - 3.6%
Agnico Eagle Mines	100		4,770
Agrium	100		10,299
Alimentation Couche-Tard, Cl. B	300		13,743
ARC Resources	100		1,556
ATCO, Cl. I	100		3,521
Bank of Montreal	300		22,693
Bank of Nova Scotia	600		35,855
Barrick Gold	1,300		23,957
BCE	140		6,311
BlackBerry	300	[a]	2,116

Common Stocks - 98.6% (continued)	Shares		Value ($)
Canada - 3.6% (continued)
Bombardier, Cl. B	4,400	[a]	8,420
Brookfield Asset Management, Cl. A	650		22,478
CAE	100		1,420
Cameco	200		2,547
Canadian Imperial Bank of Commerce	300		25,547
Canadian National Railway	400		27,801
Canadian Pacific Railway	100		15,125
Canadian Tire, Cl. A	100		10,635
Canadian Utilities	100		2,846
Cenovus Energy	900		12,284
CGI Group, Cl. A	100	[a]	4,808
CI Financial	200		4,181
Crescent Point Energy	400		4,663
Dollarama	100		7,573
Empire, Cl. A	300		3,746
Enbridge	800		34,060
Encana	500		6,382
Finning International	200		4,048
First Quantum Minerals	300		3,783
Fortis	200		6,431
George Weston	100		8,529
Gildan Activewear	100		2,616
Goldcorp	500		8,085
Great-West Lifeco	200		5,481
Husky Energy	400	[a]	5,161
IGM Financial	100		3,073
Imperial Oil	200		6,575
Industrial Alliance Insurance & Financial Services	100		4,207
Intact Financial	100		7,301
Inter Pipeline	100		2,169
Kinross Gold	1,900	[a]	7,403
Loblaw	300		15,767
Lululemon Athletica	50	[a]	3,376
Magna International	500		21,629
Manulife Financial	1,700		32,596
Methanex	100		5,000
Metro	200		6,076
National Bank of Canada	300		12,950
Onex	200		13,996
Power Corporation of Canada	700		16,423

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Canada - 3.6% (continued)
Power Financial	300		7,795
Restaurant Brands International	100		4,905
RioCan Real Estate Investment Trust	100		1,999
Rogers Communications, Cl. B	400		17,353
Saputo	200		7,364
Seven Generations Energy, Cl. A	100	[a]	1,999
Shaw Communications, Cl. B	200		4,314
Sun Life Financial	500		19,735
Suncor Energy	900		27,915
Teck Resources, Cl. B	700		17,155
TELUS	200		6,677
Thomson Reuters	300		13,448
Toronto-Dominion Bank	1,000		51,804
Tourmaline Oil	100	[a]	2,338
TransCanada	400		18,871
Turquoise Hill Resources	100	[a]	362
Valeant Pharmaceuticals International	700	[a]	9,661
Vermillion Energy	100		4,125
West Fraser Timber	100		3,415
Yamana Gold	900		2,974
			746,221
China - .0%
Yangzijiang Shipbuilding Holdings	2,800		1,599
Denmark - .4%
Carlsberg, Cl. B	97		8,759
Charles Hansen Holding	38		2,317
Danske Bank	193		6,425
DONG Energy	70	[b]	2,649
Novo Nordisk, Cl. B	796		28,588
Pandora	40		5,235
TDC	1,659	[a]	8,730
Tryg	113		2,157
Vestas Wind Systems	172		12,025
			76,885
Finland - .3%
Elisa	144		4,855
Fortum	585		9,340
Kone, Cl. B	98		4,433
Metso	148		4,547
Neste	170		5,920

Common Stocks - 98.6% (continued)	Shares		Value ($)
Finland - .3% (continued)
Nokian Renkaat	106		3,973
Orion, Cl. B	83		3,864
Stora Enso, Cl. R	846		9,608
UPM-Kymmene	751		17,025
Wartsila	73		3,660
			67,225
France - 3.6%
Alstom	451	[a]	12,780
Altice, Cl. A	427	[a]	9,348
Altice, Cl. B	126	[a]	2,772
Arkema	78		7,696
Atos	79		8,399
AXA	1,486		36,446
BNP Paribas	1,023		65,354
Bouygues	494		17,947
Capgemini	78		6,346
Carrefour	692		16,924
Casino Guichard Perrachon	137		7,380
Christian Dior	59		12,659
Cie de St-Gobain	926		45,483
Cie Generale des Etablissements Michelin	259		27,786
CNP Assurances	404		7,582
Credit Agricole	322		4,263
Dassault Systemes	18		1,393
Edenred	86		1,872
Eiffage	115		8,265
Electricite de France	489		4,814
Engie	2,885		34,461
Essilor International	48		5,617
Fonciere Des Regions	13		1,081
Hermes International	5		2,172
ICADE	22		1,556
Iliad	11		2,351
Imerys	33		2,647
Ingenico Group	12		1,011
Kering	60		14,262
Klepierre	111		4,212
Lagardere	228		5,713
Legrand	159		9,231
L'Oreal	133		24,171

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
France - 3.6% (continued)
LVMH Moet Hennessy Louis Vuitton	149		30,014
Natixis	707		4,186
Orange	3,863		59,737
Pernod Ricard	90		10,527
Peugeot	1,860	[a]	34,536
Remy Cointreau	8		726
Renault	251		22,592
Rexel	346		6,015
Safran	180		12,183
Schneider Electric	298		21,302
SCOR	216		7,311
SEB	23		2,894
Societe Generale	696		34,002
Sodexo	92		10,165
Suez	239		3,620
Thales	79		7,401
Unibail-Rodamco	47		10,804
Valeo	273		16,657
Veolia Environnement	745		12,663
Vivendi	1,138		20,810
Wendel	48		5,674
			747,813
Germany - 4.2%
adidas	77		12,107
Allianz	411		69,569
Axel Springer	26		1,367
BASF	674		64,843
Bayer	842		92,985
Bayerische Motoren Werke	361		32,801
Beiersdorf	48		4,246
Brenntag	82		4,757
Continental	82		15,995
Covestro	92	[b]	6,901
Daimler	943		70,596
Deutsche Bank	1,227	[a]	24,359
Deutsche Lufthansa	783		10,426
Deutsche Post	952		31,812
Deutsche Telekom	4,581		79,915
Deutsche Wohnen-BR	34		1,106
E.ON	6,938		53,199

Common Stocks - 98.6% (continued)	Shares		Value ($)
Germany - 4.2% (continued)
Evonik Industries	135		4,369
Fraport Frankfurt Airport Services Worldwide	32		1,909
Fresenius & Co.	373		29,366
Hannover Rueck	57		6,255
Henkel & Co.	45		4,733
HOCHTIEF	40		5,676
HUGO BOSS	53		3,393
Infineon Technologies	414		7,593
Innogy	147	[b]	5,028
LANXESS	118		8,554
Linde	102		16,566
MAN	29		3,004
Merck	46		5,048
METRO	566		19,314
Muenchener Rueckversicherungs	217		40,713
RWE	2,522	[a]	33,364
SAP	195		17,815
Siemens	444		55,719
Telefonica Deutschland Holding	628		2,617
thyssenKrupp	308		7,764
TUI	383		5,599
Volkswagen	45		7,173
Vonovia	88		2,876
Zalando	29	[a,b]	1,143
			872,575
Hong Kong - .9%
AIA Group	3,600		22,410
ASM Pacific Technology	100		1,218
Cathay Pacific Airways	1,000		1,358
Cheung Kong Property Holdings	4,184		27,718
CK Hutchison Holdings	1,500		18,066
CLP Holdings	1,500		14,664
First Pacific	4,000		3,042
Galaxy Entertainment Group	1,000		4,788
Hang Lung Group	1,000		3,847
Hang Lung Properties	2,000		4,949
HK Electric Investments	3,500	[b]	2,923
HKT Trust & HKT	1,000		1,400
Hong Kong & China Gas	2,000		3,779
Hongkong Land Holdings	500		3,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Hong Kong - .9% (continued)
Kerry Properties	500		1,421
Li & Fung	18,000		7,841
Link REIT	500		3,425
Melco Crown Entertainment, ADR	100		1,684
MTR	500		2,552
NWS Holdings	26		47
Power Assets Holdings	500		4,804
SJM Holdings	3,000		2,397
Sun Hung Kai Properties	1,000		13,842
Swire Properties	400		1,129
WH Group	12,000	[b]	9,156
Wharf Holdings	1,000		7,546
Wheelock & Co.	1,000		6,103
Yue Yuen Industrial Holdings	500		1,830
			177,314
Ireland - .3%
CRH	477		16,604
DCC	88		7,080
Kerry Group, Cl. A	47		3,291
Medtronic	400		30,408
Paddy Power Betfair	27		2,821
			60,204
Israel - .1%
Azrieli Group	11		502
Bank Hapoalim	786		4,744
Bank Leumi Le-Israel	577	[a]	2,383
Bezeq The Israeli Telecommunication Corporation	3,177		5,546
Check Point Software Technologies	50	[a]	4,939
Israel Chemicals	379		1,739
NICE	29		2,027
Signet Jewelers	100		7,767
			29,647
Italy - 1.8%
Assicurazioni Generali	1,732		27,559
Atlantia	246		5,590
CNH Industrial	2,154		19,067
Enel	22,898		95,512
Eni	4,071		62,448
Ferrari	73		4,547
Fiat Chrysler Automobiles	6,888	[a]	75,100

Common Stocks - 98.6% (continued)	Shares		Value ($)
Italy - 1.8% (continued)
Leonardo	589	[a]	7,579
Luxottica Group	46		2,467
Mediobanca	93		799
Poste Italiane	1,784	[b]	11,199
Prysmian	221		5,740
Saipem	6,801	[a]	3,469
STMicroelectronics	905		11,914
Telecom Italia	31,166	[a]	26,747
Telecom Italia-RSP	18,554	[a]	13,249
Terna Rete Elettrica Nazionale	1,340		5,870
UnipolSai	1,192		2,478
			381,334
Japan - 11.8%
Aeon	600		8,667
Air Water	200		3,706
Aisin Seiki	400		18,315
Alfresa Holdings	400		6,572
Amada Holdings	200		2,354
ANA Holdings	1,000		2,971
Aozora Bank	2,000		7,298
Asahi Glass	2,000		14,879
Asahi Group Holdings	300		10,548
Asahi Kasei	2,000		18,687
Asics	100		1,949
Astellas Pharma	1,800		24,128
Bandai Namco Holdings	300		8,263
Benesse Holdings	100		2,909
Bridgestone	500		18,346
Brother Industries	300		5,548
Central Japan Railway	100		16,181
Chiba Bank	1,000		6,563
Chubu Electric Power	1,600		21,298
Chugoku Bank	100		1,474
Chugoku Electric Power	300		3,374
Concordia Financial Group	500		2,649
Credit Saison	100		1,826
Daicel	300		3,327
Dai-ichi Life Holdings	1,300		23,741
Daiichi Sankyo	600		13,415
Daikin Industries	200		19,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 11.8% (continued)
Daito Trust Construction	100		13,985
Daiwa House Industry	700		18,996
Daiwa Securities Group	2,000		12,816
DeNA	100		2,240
Denso	500		21,703
Dentsu	100		4,623
Don Quijote Holdings	100		3,627
East Japan Railway	200		18,121
Eisai	100		5,504
Fuji Electric	1,000		5,925
Fuji Heavy Industries	500		20,105
FUJIFILM Holdings	400		15,499
Fujitsu	5,000		29,165
Hachijuni Bank	200		1,181
Hakuhodo DY Holdings	200		2,462
Hankyu Hanshin Holdings	200		6,784
Hitachi	5,000		28,678
Hitachi Chemical	100		2,843
Hitachi Construction Machinery	200		4,611
Hitachi High-Technologies	100		4,291
Hitachi Metals	200		2,774
Hokuriku Electric Power	200		2,014
Honda Motor	2,300		68,994
Hoya	300		13,078
Idemitsu Kosan	600		18,572
IHI	3,000	[a]	8,104
Iida Group Holdings	100		1,873
ITOCHU	2,700		37,208
J Front Retailing	200		2,893
Japan Post Bank	200		2,436
Japan Post Holdings	600		7,546
JTEKT	400		6,589
JX Holdings	12,000		56,604
Kajima	1,000		6,970
Kansai Electric Power	2,400	[a]	25,603
Kao	200		9,889
Kawasaki Heavy Industries	1,000		3,144
KDDI	2,100		56,355
Kintetsu Group Holdings	1,000		3,844
Kirin Holdings	1,400		22,914

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 11.8% (continued)
Kobe Steel	500	[a]	4,876
Koito Manufacturing	100		5,296
Komatsu	800		19,088
Konami Holdings	100		4,003
Konica Minolta	400		4,152
Kuraray	300		4,761
Kurita Water Industries	100		2,374
Kyocera	100		5,211
Kyowa Hakko Kirin	100		1,347
Kyushu Electric Power	1,100	[a]	12,256
Kyushu Financial Group	100		691
LIXIL Group	500		11,691
Marubeni	8,300		50,545
Mazda Motor	600		8,864
Medipal Holdings	500		8,099
MEIJI Holdings	100		7,741
MINEBEA MITSUMI	300		2,989
Miraca Holdings	100		4,570
MISUMI Group	100		1,869
Mitsubishi	3,100		69,998
Mitsubishi Chemical Holdings	2,800		19,583
Mitsubishi Electric	1,500		22,870
Mitsubishi Gas Chemical	300		5,763
Mitsubishi Materials	200		6,828
Mitsubishi Motors	500		2,715
Mitsubishi Tanabe Pharma	100		2,001
Mitsubishi UFJ Financial Group	7,200		46,608
Mitsubishi UFJ Lease & Finance	700		3,738
Mitsui & Co.	2,500		36,677
Mitsui Chemicals	2,000		9,423
Mitsui OSK Lines	3,000		9,565
Mizuho Financial Group	18,200		33,898
MS&AD Insurance Group Holdings	900		30,250
Nagoya Railroad	1,000		4,924
NEC	5,000		11,558
Nidec	100		9,397
Nikon	300		4,849
Nippon Express	2,000		10,610
Nippon Paint Holdings	100		2,923
Nippon Steel & Sumitomo Metal	1,100		26,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 11.8% (continued)
Nippon Telegraph & Telephone	1,600		70,555
Nippon Yusen	2,000		4,251
Nissan Chemical Industries	100		3,574
Nissan Motor	3,500		34,687
Nisshin Seifun Group	100		1,521
Nitto Denko	100		7,920
NOK	100		2,030
Nomura Holdings	4,200		26,169
NSK	500		6,084
NTT Data	200		10,097
NTT DOCOMO	1,800		43,147
Obayashi	1,200		11,436
Odakyu Electric Railway	100		1,981
Oji Holdings	2,000		8,857
Omron	100		4,105
ORIX	1,300		19,654
Osaka Gas	3,000		11,231
Otsuka Holdings	200		9,209
Park24	100		2,759
Recruit Holdings	200		8,759
Resona Holdings	5,300		28,784
Rohm	100		6,412
Secom	100		7,232
Sega Sammy Holdings	300		4,719
Seibu Holdings	100		1,687
Seiko Epson	300		6,193
Sekisui Chemical	600		9,799
Sekisui House	600		9,717
Sharp	2,000	[a]	5,385
Shimizu	1,000		9,202
Shin-Etsu Chemical	200		17,265
Shionogi & Co.	100		4,805
Shiseido	100		2,797
Showa Shell Sekiyu	600		5,883
SoftBank Group	1,200		92,474
Sompo Holdings	400		14,518
Sony Financial Holdings	200		3,371
Stanley Electric	100		2,821
Sumitomo	3,500		43,893
Sumitomo Dainippon Pharma	100		1,686

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 11.8% (continued)
Sumitomo Electric Industries	1,000		14,591
Sumitomo Heavy Industries	1,000		6,890
Sumitomo Mitsui Trust Holdings	400		14,992
Sumitomo Rubber Industries	200		3,126
Suntory Beverage & Food	100		4,247
Suruga Bank	100		2,285
Suzuken	130		4,295
Suzuki Motor	900		34,825
T&D Holdings	600		8,946
Taiheiyo Cement	2,000		6,997
Taisei	2,000		14,206
Taiyo Nippon Sanso	100		1,183
Teijin	300		6,340
Terumo	100		3,693
THK	100		2,472
Tobu Railway	1,000		5,075
Tohoku Electric Power	500		6,093
Tokio Marine Holdings	700		29,330
Tokyo Electric Power Co. Holdings	5,100	[a]	19,558
Tokyo Electron	100		10,371
Tokyo Gas	4,000		17,706
Tokyo Tatemono	100		1,327
Tokyu	1,000		7,360
Tokyu Fudosan Holdings	500		2,927
TonenGeneral Sekiyu	1,000		11,770
Toppan Printing	1,000		9,822
Toshiba	13,000	[a]	27,897
TOTO	100		4,034
Toyo Seikan Group Holdings	200		3,688
Toyoda Gosei	100		2,410
Toyota Motor	2,904		169,338
Toyota Tsusho	900		24,790
Yamada Denki	1,200		6,611
Yamaha	100		3,056
Yamaha Motor	300		6,255
Yamato Holdings	300		6,057
Yamazaki Baking	200		4,021
Yaskawa Electric	100		1,808
Yokogawa Electric	100		1,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 11.8% (continued)
Yokohama Rubber	100		1,762
			2,461,118
Luxembourg - .0%
RTL Group	37		2,825
Macau - .0%
Sands China	1,600		7,114
Mexico - .0%
Fresnillo	68		1,243
Netherlands - 1.4%
ABN AMRO Group	159	[b]	3,733
Aegon	1,329		7,191
AerCap Holdings	200	[a]	8,854
Akzo Nobel	128		8,676
ASML Holding	53		6,431
Boskalis Westminster	38		1,405
Core Laboratories	50		5,842
EXOR	1,258		57,254
Gemalto	36		2,089
Heineken Holding	87		6,103
ING Groep	3,507		50,162
Koninklijke Ahold Delhaize	1,300		27,639
Koninklijke DSM	170		10,827
Koninklijke KPN	4,957		14,255
Koninklijke Philips	1,060		31,050
Koninklijke Vopak	65		2,787
NN Group	160		5,653
QIAGEN	43	[a]	1,245
Randstad Holding	87		5,053
RELX	501		8,450
Unilever	583		23,535
Wolters Kluwer	257		9,809
			298,043
New Zealand - .1%
Auckland International Airport	304		1,526
Contact Energy	678		2,373
Fletcher Building	972		7,488
Meridian Energy	594		1,146
Ryman Healthcare	74		473
Spark New Zealand	2,180		5,614
			18,620

Common Stocks - 98.6% (continued)	Shares		Value ($)
Norway - .2%
DNB	339		5,655
Gjensidige Forsikring	85		1,462
Marine Harvest	283	[a]	5,003
Norsk Hydro	1,277		7,275
Orkla	453		4,224
Telenor	763		12,081
			35,700
Portugal - .2%
Energias de Portugal	7,173		20,814
Galp Energia	451		6,631
Jeronimo Martins	422		7,132
			34,577
Singapore - .4%
Ascendas Real Estate Investment Trust	300		524
Broadcom	102		20,349
CapitaLand	2,100		4,902
CapitaLand Commercial Trust	1,000		1,082
DBS Group Holdings	1,000		13,460
Flex	850	[a]	13,319
Genting Singapore	2,200		1,514
Golden Agri-Resources	7,500		2,262
Jardine Cycle & Carriage	100		2,934
Oversea-Chinese Banking	900		5,996
SATS	600		2,248
Singapore Technologies Engineering	800		1,873
StarHub	600		1,264
Suntec Real Estate Investment Trust	1,000		1,228
UOL Group	200		904
Wilmar International	2,900		7,984
			81,843
South Africa - .0%
Investec	383		2,705
Mondi	347		7,644
			10,349
Spain - 1.7%
Abertis Infraestructuras	735		10,509
ACS Actividades de Construccion y Servicios	620		19,061
Aena	52	[b]	7,542
Amadeus IT Group	235		10,844
Banco Bilbao Vizcaya Argentaria	3,681		24,935

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Spain - 1.7% (continued)
Banco de Sabadell	1,366		2,056
Banco Santander	11,310		62,865
Bankinter	206		1,653
CaixaBank	1,043		3,807
Distribuidora Internacional de Alimentacion	723		3,819
Enagas	130		3,186
Endesa	659		13,548
Gas Natural SDG	276		5,309
Iberdrola	3,330		20,972
Inditex	434		14,306
Mapfre	1,780		5,380
Red Electrica	413		7,370
Repsol	2,177		32,102
Telefonica	10,209		98,359
			347,623
Sweden - 1.1%
Alfa Laval	117		2,183
Atlas Copco, Cl. A	380		12,177
Atlas Copco, Cl. B	221		6,407
Autoliv	100		11,566
Boliden	142		4,141
Electrolux, Ser. B	429		11,403
Hexagon, Cl. B	53		2,096
Husqvarna, Cl. B	194		1,623
ICA Gruppen	83		2,711
Industrivarden, Cl. C	62		1,201
Investor, Cl. B	239		9,533
Kinnevik, Cl. B	96		2,462
Lundin Petroleum	94	[a]	2,027
Millicom International Cellular	124		6,133
Nordea Bank	2,415		29,183
Sandvik	1,330		17,942
Securitas, Cl. B	518		8,243
Skandinaviska Enskilda Banken, Cl. A	933		10,480
Skanska, Cl. B	510		12,477
SKF, Cl. B	355		7,143
Svenska Cellulosa, Cl. B	354		10,644
Svenska Handelsbanken, Cl. A	848		12,661
Swedbank, Cl. A	523		13,220
Swedish Match	184		5,987

Common Stocks - 98.6% (continued)	Shares		Value ($)
Sweden - 1.1% (continued)
Tele2, Cl. B	824		7,268
Volvo, Cl. B	1,208		15,440
			226,351
Switzerland - 1.7%
ABB	2,275	[a]	53,866
Actelion	43	[a]	11,168
Adecco Group	249		17,715
Aryzta	71	[a]	1,949
Baloise Holding	46		5,904
Barry Callebaut	2	[a]	2,466
Coca-Cola HBC	164	[a]	3,738
Dufry	19	[a]	2,702
EMS-Chemie Holding	3		1,546
Galenica	1		1,093
Garmin	100		4,829
Geberit	17		7,243
Givaudan	2		3,596
Julius Baer Group	66	[a]	3,084
Kuehne + Nagel International	42		5,721
LafargeHolcim	280	[a]	14,968
Lonza Group	39	[a]	7,130
Nestle	1,220		89,137
Pargesa Holding-BR	35		2,322
Partners Group Holding	5		2,520
Schindler Holding	16		3,007
Schindler Holding-PC	37		7,029
SGS	2		4,228
Sika-BR	1		5,240
Sonova Holding	16		2,108
Swiss Life Holding	44	[a]	13,299
Swiss Prime Site	22	[a]	1,830
Swiss Re	381		35,461
Swisscom	25		10,990
Zurich Insurance Group	123	[a]	35,239
			361,128
United Kingdom - 8.6%
3i Group	528		4,650
Aberdeen Asset Management	1,099		3,624
Admiral Group	154		3,441
Anglo American	3,469	[a]	59,263

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 8.6% (continued)
Antofagasta	282		2,962
ArcelorMittal	4,467	[a]	34,666
Ashtead Group	220		4,445
Associated British Foods	173		5,193
Auto Trader Group	190	[b]	956
Aviva	3,871		23,224
Babcock International Group	134		1,505
BAE Systems	1,815		13,289
Barclays	13,593		37,526
Barratt Developments	1,050		6,310
BHP Billiton	3,220		58,230
BP	20,113		119,642
British American Tobacco	851		52,452
BT Group	6,448		24,647
Bunzl	274		7,201
Burberry Group	366		7,551
Capita	590		3,715
Carnival	168		8,957
Centrica	17,030		48,054
Compass Group	1,822		32,364
Croda International	43		1,811
Delphi Automotive	210		14,713
Diageo	959		26,584
Direct Line Insurance Group	1,318		5,886
Dixons Carphone	1,513		6,013
Experian	396		7,617
G4S	2,647		8,498
GKN	2,163		9,344
GlaxoSmithKline	5,421		104,204
Glencore	41,506	[a]	170,455
Hargreaves Lansdown	61		1,038
HSBC Holdings	8,997		76,557
IHS Markit	100	[a]	3,945
IMI	472		6,923
Imperial Brands	843		38,957
Inmarsat	260		1,989
InterContinental Hotels Group	99		4,583
Intertek Group	89		3,798
Intu Properties	163		554
ITV	2,093		5,350

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 8.6% (continued)
J Sainsbury	4,105		13,318
Johnson Matthey	168		6,871
Kingfisher	4,123		17,438
Land Securities Group	363		4,539
Legal & General Group	2,947		8,709
Liberty Global, Cl. C	256	[a]	5,714
Lloyds Banking Group	17,554		14,338
London Stock Exchange Group	91		3,630
Marks & Spencer Group	2,818		11,894
Meggitt	374		1,966
Merlin Entertainments	217	[b]	1,302
Michael Kors Holdings	150	[a]	6,422
National Grid	3,457		40,345
Old Mutual	3,997		10,444
Persimmon	159		3,858
Petrofac	310		3,576
Provident Financial	50		1,714
Randgold Resources	20		1,700
Reckitt Benckiser Group	312		26,706
RELX	552		9,882
Rio Tinto	2,496		109,617
Rolls-Royce Holdings	1,728	[a]	14,510
Royal Bank of Scotland Group	1,649	[a]	4,601
Royal Mail	958		4,960
RSA Insurance Group	806		5,815
Sage Group	863		6,655
Schroders	43		1,587
Segro	296		1,718
Severn Trent	185		5,283
Sky	909		11,447
Smiths Group	315		5,948
SSE	2,099		39,318
St. James's Place	177		2,385
Standard Chartered	1,440	[a]	14,023
Standard Life	2,831		12,312
Tate & Lyle	725		6,115
Taylor Wimpey	1,628		3,422
TechnipFMC	264	[a]	8,652
TechnipFMC	150	[a]	5,043
Tesco	26,326	[a]	64,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 8.6% (continued)
Travis Perkins	197		3,601
Unilever	462		18,758
United Utilities Group	671		7,741
Vodafone Group	37,932		92,741
Weir Group	100		2,522
Whitbread	77		3,802
William Hill	658		2,143
WM Morrison Supermarkets	9,023		26,800
Wolseley	322		19,877
Worldpay Group	277	[b]	996
WPP	970		22,502
			1,786,394
United States - 53.8%
3M	460		80,417
Abbott Laboratories	1,602		66,916
AbbVie	1,620		98,998
Accenture, Cl. A	320		36,438
Activision Blizzard	610		24,528
Adobe Systems	100	[a]	11,338
AES	2,000		22,880
Aetna	320		37,955
Affiliated Managers Group	50		7,618
Agilent Technologies	150		7,346
AGNC Investment	100		1,867
Air Products & Chemicals	50		6,988
Akamai Technologies	50	[a]	3,430
Albemarle	100		9,264
Allergan	36		7,880
Alliance Data Systems	50		11,419
Allstate	720		54,151
Ally Financial	560		11,827
Alphabet, Cl. A	50	[a]	41,009
Alphabet, Cl. C	150	[a]	119,518
Altria Group	660		46,979
Amazon.com	100	[a]	82,348
Ameren	200		10,530
American Airlines Group	100		4,425
American International Group	750		48,195
American Water Works	50		3,672
Ameriprise Financial	160		17,963

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
AmerisourceBergen	570		49,750
AMETEK	100		5,110
Amgen	370		57,972
Amphenol, Cl. A	100		6,749
Anadarko Petroleum	400		27,812
Analog Devices	200		14,988
Annaly Capital Management	750	[c]	7,665
Antero Resources	100	[a]	2,441
Anthem	370		57,032
Aon	210		23,667
Apache	600		35,892
Apple	4,090		496,321
Applied Materials	1,000		34,250
Aramark	200		6,768
Arch Capital Group	50	[a]	4,418
Archer-Daniels-Midland	920		40,719
Arthur J. Gallagher & Co.	100		5,383
Ashland Global Holdings	100		11,903
Assurant	150		14,569
AT&T	1,025		43,214
Automatic Data Processing	200		20,198
Axalta Coating Systems	100	[a]	2,900
Axis Capital Holdings	100		6,401
Baker Hughes	400		25,232
Ball	100		7,626
Bank of America	5,150		116,596
Baxter International	650		31,141
BB&T	300		13,857
Becton Dickinson & Co.	150		26,593
Bed Bath & Beyond	410		16,543
Berkshire Hathaway, Cl. B	600	[a]	98,484
Best Buy	620		27,602
Biogen	100	[a]	27,724
Boeing	870		142,175
BorgWarner	200		8,166
Boston Properties	50	[c]	6,545
Boston Scientific	600	[a]	14,436
Brixmor Property Group	100	[c]	2,413
Bunge	400		27,684
Cabot Oil & Gas	100		2,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
Cadence Design Systems	100	[a]	2,603
Campbell Soup	200		12,446
Cardinal Health	910		68,214
CarMax	200	[a]	13,342
Carnival	250		13,845
Caterpillar	400		38,264
CBS, Cl. B	650		41,918
CDK Global	150		9,382
Celanese, Ser. A	100		8,440
Celgene	400	[a]	46,460
Centene	150	[a]	9,490
CenterPoint Energy	610		15,988
CenturyLink	1,560		40,342
Cerner	100	[a]	5,371
Charles Schwab	200		8,248
Chevron	1,550		172,592
Chubb	156		20,512
Church & Dwight	200		9,044
Cigna	360		52,639
CIT Group	200		8,238
Citigroup	1,400		78,162
Citizens Financial Group	150		5,426
Citrix Systems	50	[a]	4,560
CME Group	100		12,108
CMS Energy	160		6,816
Coach	300		11,205
Colgate-Palmolive	760		49,081
Comerica	100		6,753
Conagra Brands	200		7,818
Conduent	308	[a]	4,608
ConocoPhillips	900		43,884
Consolidated Edison	300		22,305
Constellation Brands, Cl. A	50		7,488
Corning	1,700		45,033
Costco Wholesale	300		49,185
Crown Castle International	100	[c]	8,783
Crown Holdings	100	[a]	5,417
CSX	700		32,473
Cummins	100		14,701
CVS Health	1,600		126,096

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
D.R. Horton	200		5,982
Danaher	300		25,176
Darden Restaurants	200		14,656
DaVita	100	[a]	6,375
Deere & Co.	400		42,820
Dell Technologies, Cl. V	400	[a]	25,196
Delta Air Lines	160		7,558
Devon Energy	460		20,948
Dick's Sporting Goods	100		5,160
Digital Realty Trust	50	[c]	5,382
Discover Financial Services	10		693
Discovery Communications, Cl. A	200	[a]	5,670
Discovery Communications, Cl. C	310	[a]	8,590
Dollar Tree	200	[a]	15,438
DTE Energy	200		19,728
Duke Energy	600		47,124
Duke Realty	100	[c]	2,433
Dun & Bradstreet	50		6,131
E*TRADE Financial	200	[a]	7,490
E.I. du Pont de Nemours & Co.	500		37,750
Eastman Chemical	100		7,750
Eaton	200		14,156
Eaton Vance	100		4,193
eBay	1,000	[a]	31,830
Ecolab	150		18,019
Edgewell Personal Care	100	[a]	7,884
Edison International	300		21,864
Electronic Arts	150	[a]	12,514
Emerson Electric	660		38,716
Endo International	200	[a]	2,448
Envision Healthcare	1	[a]	34
EOG Resources	260		26,411
EQT	100		6,063
Equifax	50		5,864
Equity Residential	100	[c]	6,077
Estee Lauder, Cl. A	50		4,061
Eversource Energy	100		5,532
Exelon	800		28,704
Expedia	100		12,159
Expeditors International of Washington	150		7,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
Express Scripts Holding	1,350	[a]	92,988
Exxon Mobil	3,220		270,126
F5 Networks	50	[a]	6,702
Facebook, Cl. A	310	[a]	40,399
FedEx	200		37,822
Fifth Third Bancorp	600		15,660
First Data, Cl. A	300	[a]	4,602
FirstEnergy	1,100		33,352
Fiserv	150	[a]	16,114
FLIR Systems	100		3,533
FMC	100		6,016
Foot Locker	200		13,708
Ford Motor	3,020		37,327
Fortive	100		5,531
Fortune Brands Home & Security	100		5,513
Franklin Resources	200		7,948
Freeport-McMoRan	2,200	[a]	36,630
Frontier Communications	1,400		4,886
Gap	460		10,594
Gartner	100	[a]	9,936
General Electric	3,750		111,375
General Mills	500		31,240
General Motors	1,400		51,254
Genuine Parts	100		9,681
Gilead Sciences	970		70,276
Global Payments	50		3,864
Goldman Sachs Group	400		91,728
Goodyear Tire & Rubber	400		12,956
Halliburton	400		22,628
Harley-Davidson	150		8,556
Harman International Industries	100		11,116
Harris	100		10,271
Hartford Financial Services Group	410		19,971
Hasbro	100		8,251
HCA Holdings	610	[a]	48,971
HCP	200	[c]	6,064
Helmerich & Payne	50		3,558
Henry Schein	50	[a]	7,993
Hershey	100		10,547
Hess	300		16,254

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
Hewlett Packard Enterprise	1,800		40,824
Hologic	150	[a]	6,080
Home Depot	1,300		178,854
Hormel Foods	200		7,260
Host Hotels & Resorts	400	[c]	7,228
HP	3,740		56,287
Humana	200		39,700
Huntington Bancshares	600		8,118
Huntington Ingalls Industries	100		19,396
IDEXX Laboratories	100	[a]	12,233
Illinois Tool Works	310		39,432
Ingersoll-Rand	310		24,598
Ingredion	100		12,819
Intel	2,310		85,054
Intercontinental Exchange	150		8,754
International Paper	400		22,640
Interpublic Group of Companies	350		8,235
Intuit	150		17,787
Invesco	200		5,784
Iron Mountain	124	[c]	4,439
J.B. Hunt Transport Services	50		4,954
J.M. Smucker	100		13,585
Jacobs Engineering Group	100		5,855
Johnson & Johnson	1,250		141,562
JPMorgan Chase & Co.	3,000		253,890
Juniper Networks	310		8,302
Kellogg	200		14,542
KeyCorp	600		10,782
Kimberly-Clark	360		43,607
Kinder Morgan	1,100		24,574
KLA-Tencor	150		12,766
Kohl's	710		28,279
Kraft Heinz	200		17,858
Kroger	1,180		40,073
L Brands	100		6,021
L3 Technologies	100		15,869
Lam Research	50		5,743
Las Vegas Sands	500		26,290
Lear	200		28,418
Leggett & Platt	150		7,158

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
Lennar, Cl. A	150		6,698
Leucadia National	500		11,925
Level 3 Communications	100	[a]	5,946
Liberty Interactive Group, Cl. A	500	[a]	9,590
Liberty Property Trust	50	[c]	1,920
Liberty Sirius Group, Cl. A	100	[a]	3,624
Liberty Sirius Group, Cl. C	100	[a]	3,589
Lincoln National	300		20,253
Linear Technology	100		6,313
LKQ	100	[a]	3,191
Loews	400		18,632
Lowe's	800		58,464
LyondellBasell Industries, Cl. A	360		33,577
M&T Bank	100		16,257
Macerich	50	[c]	3,435
Macy's	1,010		29,835
Mallinckrodt	50	[a]	2,437
Manpowergroup	160		15,274
Marathon Oil	1,250		20,937
Marsh & McLennan	260		17,685
Marvell Technology Group	400		5,948
Masco	310		10,214
Mastercard, Cl. A	310		32,962
Mattel	350		9,173
Maxim Integrated Products	250		11,120
McCormick & Co.	50		4,778
McDonald's	850		104,184
McKesson	560		77,924
Mead Johnson Nutrition	100		7,046
Merck & Co.	1,950		120,880
MetLife	760		41,352
MGM Resorts International	400	[a]	11,520
Microchip Technology	100		6,735
Micron Technology	1,020	[a]	24,592
Microsoft	5,900		381,435
Mondelez International, Cl. A	1,450		64,206
Monsanto	360		38,992
Moody's	100		10,367
Morgan Stanley	1,460		62,035
Mosaic	200		6,274

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
Motorola Solutions	460		37,127
MSCI	100		8,275
Murphy Oil	310		8,962
Nasdaq	50		3,527
National Oilwell Varco	500		18,905
Navient	500		7,520
NetApp	600		22,992
Newfield Exploration	100	[a]	4,008
NIKE, Cl. B	620		32,798
NiSource	300		6,711
Noble Energy	300		11,928
Nordstrom	400		17,688
Norfolk Southern	300		35,238
Northern Trust	100		8,296
Northrop Grumman	160		36,653
Nucor	300		17,427
NVIDIA	100		10,918
Occidental Petroleum	950		64,381
OGE Energy	100		3,354
Omnicom Group	260		22,269
Packaging Corporation of America	100		9,218
Parker-Hannifin	150		22,069
Paychex	60		3,617
Pentair	250		14,657
People's United Financial	200		3,750
PepsiCo	740		76,797
Pfizer	6,400		203,072
PG&E	400		24,756
Pinnacle West Capital	100		7,763
PNC Financial Services Group	250		30,115
Polaris Industries	50		4,204
PPG Industries	200		20,002
PPL	350		12,194
Praxair	200		23,688
Principal Financial Group	210		11,989
Procter & Gamble	1,150		100,740
Progressive	600		22,464
Prologis	200	[c]	9,770
Prudential Financial	460		48,351
Public Service Enterprise Group	500		22,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
Public Storage	50	[c]	10,750
PVH	50		4,691
QUALCOMM	1,450		77,473
Quest Diagnostics	150		13,788
Quintiles IMS Holdings	38	[a]	2,983
Ralph Lauren	100		8,843
Range Resources	100		3,234
Raymond James Financial	50		3,747
Red Hat	50	[a]	3,794
Regency Centers	50	[c]	3,487
Regions Financial	600		8,646
Reinsurance Group of America	100		12,547
RenaissanceRe Holdings	100		13,632
Republic Services	100		5,738
ResMed	100		6,754
Reynolds American	200		12,026
Rite Aid	1,300	[a]	7,306
Robert Half International	150		7,059
Rockwell Automation	50		7,400
Ross Stores	370		24,461
Royal Caribbean Cruises	50		4,682
S&P Global	110		13,220
Sabre	100		2,450
salesforce.com	50	[a]	3,955
Scripps Networks Interactive, Cl. A	100		7,616
Seagate Technology	1,110		50,116
Sealed Air	150		7,275
SEI Investments	50		2,426
Sempra Energy	100		10,239
Sensata Technologies Holding	50	[a]	2,098
Simon Property Group	100	[c]	18,377
Sirius XM Holdings	1,500		7,080
Skyworks Solutions	100		9,174
Snap-on	50		9,076
Southwestern Energy	600	[a]	5,406
Stanley Black & Decker	150		18,600
Staples	2,500		23,000
Starbucks	550		30,371
State Street	500		38,100
Stryker	100		12,353

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
SunTrust Banks	250		14,205
Symantec	500		13,775
Synchrony Financial	350		12,537
Sysco	950		49,837
T. Rowe Price Group	260		17,534
Targa Resources	100		5,762
Target	1,100		70,928
TD Ameritrade Holding	100		4,615
TE Connectivity	410		30,483
TEGNA	200		4,582
Tesoro	160		12,936
Texas Instruments	780		58,921
The TJX Companies	570		42,704
Thermo Fisher Scientific	50		7,620
Tiffany & Co.	150		11,808
T-Mobile US	300	[a]	18,681
Torchmark	100		7,354
Total System Services	50		2,534
Travelers	220		25,912
Trimble	100	[a]	2,962
Twenty-First Century Fox, Cl. A	1,270		39,853
Twenty-First Century Fox, Cl. B	460		14,265
Twitter	50	[a]	881
U.S. Bancorp	700		36,855
UDR	50	[c]	1,748
UGI	100		4,637
Union Pacific	500		53,290
United Continental Holdings	200	[a]	14,094
United Parcel Service, Cl. B	360		39,287
United Rentals	200	[a]	25,302
United Therapeutics	50	[a]	8,182
UnitedHealth Group	1,320		213,972
Universal Health Services, Cl. B	50		5,632
Unum Group	250		11,357
Valero Energy	980		64,445
Valspar	100		11,067
Vantiv, Cl. A	50	[a]	3,112
Ventas	100	[c]	6,167
VEREIT	300	[c]	2,559
VeriSign	100	[a]	8,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United States - 53.8% (continued)
Verisk Analytics	100	[a]	8,264
VF	310		15,959
Vornado Realty Trust	100	[c]	10,631
Voya Financial	200		8,044
W.R. Berkley	100		6,721
W.R. Grace & Co.	100		6,934
Wabtec	50		4,332
Walgreens Boots Alliance	750		61,455
Wal-Mart Stores	2,430		162,178
Waste Management	410		28,495
Waters	50	[a]	7,083
Weatherford International	1,700	[a]	8,857
WEC Energy Group	200		11,810
Wells Fargo & Co.	2,850		160,540
Western Digital	300		23,919
Western Union	570		11,161
WestRock	100		5,336
Weyerhaeuser	300	[c]	9,399
Whole Foods Market	200		6,044
Wyndham Worldwide	100		7,906
Wynn Resorts	100		10,143
Xerox	1,540		10,672
Xilinx	100		5,820
XL Group	360		13,525
Xylem	100		4,931
Yahoo!	800	[a]	35,256
Zimmer Biomet Holdings	100		11,833
Zoetis	150		8,241
			11,221,763
Total Common Stocks (cost $19,090,124)			20,556,873
Preferred Stocks - .3%
Germany - .3%
Bayerische Motoren Werke	60		4,492
Fuchs Petrolub	30		1,370
Henkel & Co.	78		9,489
Porsche Automobil Holding	13		779
Schaeffler	257		4,153
Volkswagen	259		40,233
(cost $57,625)			60,516

	Number of
Rights - .0%	Rights	Value ($)
Spain - .0%
ACS Actividades de Construccion y Servicios
(cost $301)	620 [a]	278
Other Investment - 1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $210,766)	210,766 [d]	210,766
Total Investments (cost $19,358,816)	99.9%	20,828,433
Cash and Receivables (Net)	.1%	16,378
Net Assets	100.0%	20,844,811

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $53,528 or .26% of net assets.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	16.9
Consumer Discretionary	13.1
Industrials	12.1
Information Technology	11.8
Health Care	10.9
Consumer Staples	9.3
Materials	7.3
Energy	7.0
Utilities	4.7
Telecommunication Services	4.3
Real Estate	1.5
Money Market Investment	1.0
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	11,221,763	-	-	11,221,763
Equity Securities - Foreign Common
Stocks†	9,335,110	-	-	9,335,110
Equity Securities - Foreign Preferred
Stocks†	60,516	-	-	60,516
Registered Investment Company	210,766	-	-	210,766
Rights†	278	-	-	278

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized appreciation on investments was $1,469,617, consisting of $2,173,695 gross unrealized appreciation and $704,078 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)